Significant Events In The Reporting Period	9 Months Ended
Sep. 30, 2020
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Significant Events In The Reporting Period [Text Block]
Note 4—Significant Events in the Reporting Period
Impact from
COVID-19
pandemic
As reported in the audited consolidated financial statements as of and for the year ended December 31, 2019, a novel strain of coronavirus,
(“COVID-19”),
was reported to have surfaced in Wuhan, China, in December 2019. Since then,
COVID-19
has spread around the world into a pandemic, including into countries where we are operating from, where we have planned or have ongoing clinical trials, and where we rely on third parties to manufacture preclinical and clinical supplies, as well as commercial supply.
The
COVID-19
pandemic may negatively impact our business in many ways. There is a potential evolving impact on the conduct of clinical trials of our product candidates, and any challenges which may arise, may lead to difficulties in meeting protocol-specified procedures. In addition, while we rely on third parties to manufacture preclinical and clinical supplies and materials, we can potentially experience delays in providing sufficient supplies according to our planned and ongoing clinical trials. Further, if our product candidates are approved, we will need to secure sufficient manufacturing capacity with our third-party manufacturers to produce the quantities necessary to meet anticipated market demand, which may be delayed by the pandemic.
In order to deliver on business objectives and to ensure the safety of the patients when conducting clinical trials, we have implemented several measures. Those measures include implementing remote-visits and ensure safe delivery and dosage of clinical drugs and are continuously monitored and reassessed to ensure efficient and safe conduction of the trials. In addition, we monitor and have a close dialogue with third
-
party manufacturing suppliers, in order to mitigate the risk from
COVID-19
supplier disruptions.
As of the reporting
date,
we have not identified significant
COVID-19
related disruptions to our business, including clinical trial operations, or identified any of our third-party manufacturers not being able to meet their obligations. In addition, no significant transactions, as a result of
COVID-19,
have been recognized during the first nine months of 2020.
To minimize the risk of spread of
COVID-19,
we have taken precautionary measures within our organization, including encouraging our employees to work remotely, reducing travel activity, and minimizing face-to-face
meetings. To accommodate efficient procedures for financial reporting, including internal controls, we have, also before the pandemic, structured our work environment, enabling employees to perform their tasks remotely. Accordingly, it has not been necessary to make material changes to internal control over financial reporting due to the pandemic.
However, while the global outbreak of
COVID-19
continues to impact global societies, the extent to which
COVID-19
impacts our business will depend on the future development, which is highly uncertain and cannot be reliably predicted.
W
hile
COVID-19
continue to impact the world in several aspects, the development is monitored closely by our
management, including any impact this may have on the financial performance and financial position.
Submission of Biologic License Application (“BLA”)
On June 25, 2020, the Company submitted a BLA to the U.S. Food and Drug Administration, or the FDA, for TransCon hGH to treat pediatric growth hormone deficiency. In order to accommodate market demands, the Company has initiated manufacturing of inventories prior to obtaining marketing approval. Please refer to Note 3 regarding description of critical accounting judgments and estimation uncertainties on pre-launch inventories.
In addition, the Company has continued building up the commercial organization, including ensuring proper IT systems are in place to support the commercial launch of TransCon hGH.
Completion of
Follow-on-public
Offering
On July 7, 2020, the Company entered into an underwriting agreement with J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC, Evercore Group L.L.C., and SVB Leerink LLC, as representatives of the several underwriters named therein (collectively, the “Underwriters”), pursuant to which the Company agreed to issue and sell 4,225,352 American Depositary Shares (the “ADSs”), each of which represents one ordinary share of the Company, DKK 1 nominal value per share, to the Underwriters (the “Offering”). The ADSs were sold at a public offering price of $142.00 per ADS, and were purchased by the Underwriters from the Company at a price of $134.90 per ADS. Under the terms of the Underwriting Agreement, the Company granted the Underwriters the right, for 30 days, to purchase from the Company up to 633,802 additional ADSs at the public offering price, less the underwriting commissions. On July 8, 2020, the Underwriters exercised their option to purchase the additional 633,802 ADSs in full.

On July 10, 2020, the Offering closed, and the Company completed the sale and issuance of an aggregate of 4,859,154 ADSs. The Company received net proceeds from the Offering of $654.6 million, or €580.5 million at the date of closing, after deducting the Underwriters’ commissions and offering expenses payable by the Company.